RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Balances and Transactions
a.	Balances with related parties:

	Six months ended June 30,	Year ended December 31,
	2021	2020
	Unaudited

Trade accounts receivable	318	92
Trade accounts payable	32	61

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
	Unaudited

Revenues	235	216	136	123
Purchases, selling, general and administrative expenses	165	161	83	81
Interest from Loans from controlling shareholder	-	54	-	26